Short-Term Borrowings (Tables)	12 Months Ended
Nov. 30, 2021
Debt Disclosure [Abstract]
Schedule of Short-term Debt
Our short-term borrowings, which mature in one year or less, are as follows (in thousands):

	November 30,
	2021	2020

Bank loans (1)	$215,063	$752,848
Floating rate puttable notes (1)	6,800	6,800
Equity-linked notes (2)	—	5,067
Total short-term borrowings	$221,863	$764,715

(1)    These short-term borrowings are recorded at cost in the Consolidated Statements of Financial Condition, which is a reasonable approximation of their fair values due to their liquid and short-term nature.
(2)    See Note 4 for further information on these notes.